Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

D2 Multifamily Credit Partners, LP

2525 Knight Street, Suite 275

Dallas, Texas 75219

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by D2 Multifamily Credit Partners, LP (the “Company”, as the engaging party), and Wells Fargo Securities, LLC, Nomura Securities International, Inc., Atlas SP Partners, L.P. and Atlas SP Securities, a division of Apollo Global Securities, LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below) related to the D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC securitization (collectively, the “Transaction”). The Company (the “Responsible Party”) is responsible for the Transaction and the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the entire population of collateral for the Transaction, consisting of 19 mortgage loans (the “Mortgage Loan Assets”) secured by 21 mortgaged properties (the “Mortgaged Properties”) (collectively the “Collateral”), of which 1 mortgage loan, identified on the Final Data File with a Collateral Interest/ Property Name of “3547 Webster Avenue”, has not closed (the “Delayed Close Mortgage Loan Asset”) as of the date of this report.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The existence of the assets or collateral securing such assets;
•	The rights of any party including, the Specified Parties, the Responsible Party, the issuer, or the Transaction have to the assets or collateral securing such assets or any obligations on those assets or collateral securing such assets;
•	The value of the collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of May 6, 2026.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on April 1, 2026 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	D2 2026-FL1 Accounting Tape 4.1.2026.xlsx (provided on April 1, 2026).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of certain Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology as shown within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any) as shown within Exhibit A.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit, appraisal summary and/or a restricted appraisal document.
•	The phrase “Cash Management Agreement” refers to signed or draft cash management agreement and/or deposit and control account agreement.
•	The phrase “Cross Collateralization Agreement” refers to signed cross collateralization agreement, if applicable.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Ground Lease” refers to the signed or draft ground lease agreement, ground lease estoppel, ground lease abstract and/or assumptions or riders thereof.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement or environmental indemnity agreement.
•	The phrase “Insurance Binder” refers to a certificate of insurance and/or insurance risk analysis, if applicable.
•	The phrase “Interest Rate Cap Agreement” refers to a signed or draft interest rate cap agreement, interest rate cap confirmation or a transaction summary document.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments, slip pages or exhibits thereof, a signed or draft promissory note, purchase and assignment agreements and/or other security agreements.
•	The phrase “Management Agreement” refers to signed management agreement and any amendments, assignments or assumptions thereof.
•	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.
•	The phrase “Servicing Report” refers to a schedule dated as of March 25, 2026 of loan and escrow balances, provided on March 31, 2026.
•	The phrase “Settlement Statement” refers to a borrower, title company and/or lender mortgage loan closing statement, as well as a funding statement in Excel, indicating the sources and uses of dispersed funds.
•	The phrase “Subordinate Debt Loan Agreement” refers to a signed mezzanine, junior or other subordinate loan agreement and promissory note, if applicable.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

•	The phrase “Title Policy” refers to a signed or proforma title policy.
•	The phrase “Underwriting File” refers to the electronic underwriting file consisting of historical and underwritten cash flow statements and underwritten rent roll prepared by the Company’s underwriting team.

The documents made available to us by the Company for purposes of performing the procedures may have included drafts, unsigned, or non-final versions. We have not verified that such documents were executed or represent the final agreed-upon terms, and did not perform any procedures to compare such documents to executed versions, if any. We did not validate, confirm, or review any signatures for authenticity. Accordingly, we make no representation regarding the completeness, accuracy, or finality of such documents.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From March 2, 2026 through April 1, 2026, the Company provided us with the Source Documents related to the Collateral for which:

•	We compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	We recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Certain Specified Attributes were provided by the Company and were neither compared to the corresponding Source Documents nor recalculated. These attributes are listed in Exhibit A as a “Company Provided Attribute” and in Exhibit C.

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. With respect to the Delayed Closed Mortgage Loan, we were instructed by the Company to recalculate certain Specified Attributes as detailed in Exhibit B using the Company Provided Attributes in the Final Data File. For the avoidance of doubt, with respect to the Delayed Close Mortgage Loan Asset, we did not compare the Specified Attributes to the corresponding Source Documents.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Transaction or the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

Melville, NY

April 9, 2026

PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

Exhibits

Exhibit A – Loan File Procedures

Exhibit B – Recalculation Methodology

Exhibit C – Additional Company Provided Attributes

PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Collateral Interest Number	Company Provided Attribute	None
2	Collateral Interest Type	Company Provided Attribute	None
3	Collateral Interest Status	Company Provided Attribute	None
4	Collateral Interest / Property Flag	Company Provided Attribute	None
5	# of Properties	Appraisal Report	None
6	Collateral Interest/Property Name	Company Provided Attribute	None
7	Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement, Cross Collateralization Agreement	None
8	Property Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	Year Built	Appraisal Report, Engineering Report	None
14	Year Renovated (1)	Appraisal Report, Engineering Report	None
15	Property Type	Appraisal Report	None
16	Specific Property Type	Appraisal Report	None
17	Number of Units	Underwriting File	None
18	Unit of Measure	Underwriting File	None
19	Occupancy (%)	Underwriting File	0.10%
20	Occupancy Date	Underwriting File	None
21	Loan Purpose	Settlement Statement	None
22	Note Date	Loan Agreement	None
23	First Payment Date	Loan Agreement	None
24	Loan Commitment Original Balance ($)	Loan Agreement	None
25	Loan Commitment Original Balance / Unit ($)	Recalculated Attribute	None
26	Loan Initial Funded Amount ($)	Loan Agreement	None
27	Loan Initial Unfunded Future Funding Amount ($)	Loan Agreement	None
28	Loan Commitment Cut-Off Date Balance ($)	Recalculated Attribute	None
29	Loan Cut-off Date Balance ($)	Servicing Report, Loan Agreement, Settlement Statement	None
30	Loan Cut-off Date Balance / Unit ($)	Recalculated Attribute	None
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
31	Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Servicing Report, Loan Agreement, Settlement Statement	None
32	Future Funding Advance Conditions	Loan Agreement	None
33	Loan Balloon Balance ($)	Recalculated Attribute	None
34	Loan Balloon Balance / Unit ($)	Recalculated Attribute	None
35	Loan Annual Debt Service Payment (IO) ($)	Recalculated Attribute	None
36	Loan Annual Debt Service Payment (P&I) ($)	Recalculated Attribute	None
37	Loan Annual Debt Service Payment (Cap) ($)	Recalculated Attribute	None
38	Collateral Interest Cut-off Date Balance ($)	Company Provided Attribute	None
39	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Recalculated Attribute	None
40	Aggregate Collateral Interest Cut-off Date Balance %	Recalculated Attribute	None
41	Collateral Interest Balloon Balance ($)	Recalculated Attribute	None
42	Collateral Interest Annual Debt Service Payment (IO) ($)	Recalculated Attribute	None
43	Collateral Interest Annual Debt Service Payment (P&I) ($)	Recalculated Attribute	None
44	Collateral Interest Annual Debt Service Payment (Cap) ($)	Recalculated Attribute	None
45	Pari Passu Funded Amount Not in Other Securitizations	Recalculated Attribute	None
46	Pari Passu Balance in Other Securitization	Company Provided Attribute	None
47	Junior Participation Cut-off Date Balance	Company Provided Attribute	None
48	Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Loan Agreement, Servicing Report	None
49	Junior Participation Balloon Payment ($)	Loan Agreement, Servicing Report	None
50	Rate Type	Loan Agreement	None
51	Index	Loan Agreement	None
52	Index Rate Assumption	Company Provided Attribute	None
53	Interest Accrual Basis	Loan Agreement	None
54	Accrual Period	Loan Agreement	None
55	Lookback Period	Loan Agreement	None
56	Rounding Factor	Loan Agreement	None
57	Time of Rounding (Before Spread, After Spread)	Loan Agreement	None
58	Rounding Direction	Loan Agreement	None
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
59	Loan Margin	Loan Agreement	None
60	Collateral Interest Margin	Loan Agreement	None
61	Junior Participation Cut-off Date Margin	Loan Agreement	None
62	Loan Index Floor	Loan Agreement	None
63	Loan Index Cap Provider	Interest Rate Cap Agreement	None
64	Loan Index Cap Notional Amount	Interest Rate Cap Agreement	None
65	Loan Index Cap Termination Date	Interest Rate Cap Agreement	None
66	Loan Index Cap	Interest Rate Cap Agreement	None
67	Loan Margin Change (Y/N)	Loan Agreement	None
68	Loan Margin Change Description	Loan Agreement	None
69	Loan Cut-off Date Interest Rate	Recalculated Attribute	None
70	Loan Rate Floor	Recalculated Attribute	None
71	Loan Rate Cap	Recalculated Attribute	None
72	Collateral Interest Cut-off Date Interest Rate	Recalculated Attribute	None
73	Collateral Interest Rate Floor	Recalculated Attribute	None
74	Collateral Interest Rate Cap	Recalculated Attribute	None
75	Junior Participation Cut-off Date Interest Rate	Recalculated Attribute	None
76	Junior Participation Rate Floor	Recalculated Attribute	None
77	Junior Participation Rate Cap	Recalculated Attribute	None
78	Amortization Type During Initial Term	Loan Agreement	None
79	Initial IO Period	Loan Agreement	None
80	Initial IO Period (Remaining)	Recalculated Attribute	None
81	Original Loan Term (Initial)	Recalculated Attribute	None
82	Original Loan Term (Remaining)	Recalculated Attribute	None
83	ARD Loan (Y/N)	Loan Agreement	None
84	Initial Maturity Date or Anticipated Repayment Date	Loan Agreement	None
85	Seasoning (months)	Recalculated Attribute	None
86	Extension Options (Y/N)	Loan Agreement	None
87	Extension Options Description	Loan Agreement	None
88	Amortization Type During Extensions	Loan Agreement	None
89	Amortization Style	Loan Agreement	None
90	Amortization Rate	Loan Agreement	None
91	Amortization Basis	Loan Agreement	None
92	First Extension Period Requirements	Loan Agreement	None
93	First Extension Period (months)	Loan Agreement	None
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
94	First Extension Floor	Recalculated Attribute	None
95	First Extension Cap	Loan Agreement	None
96	First Extension Fee (%)	Loan Agreement	None
97	First Extension Fee	Recalculated Attribute	None
98	Second Extension Period Requirements	Loan Agreement	None
99	Second Extension Period (months)	Loan Agreement	None
100	Second Extension Floor	Recalculated Attribute	None
101	Second Extension Cap	Loan Agreement	None
102	Second Extension Fee (%)	Loan Agreement	None
103	Second Extension Fee	Recalculated Attribute	None
104	Third Extension Period Requirements	Loan Agreement	None
105	Third Extension Period (months)	Loan Agreement	None
106	Third Extension Floor	Recalculated Attribute	None
107	Third Extension Cap	Loan Agreement	None
108	Third Extension Fee (%)	Loan Agreement	None
109	Third Extension Fee	Recalculated Attribute	None
110	Fourth Extension Period Requirements	Loan Agreement	None
111	Fourth Extension Period (months)	Loan Agreement	None
112	Fourth Extension Floor	Recalculated Attribute	None
113	Fourth Extension Cap	Loan Agreement	None
114	Fourth Extension Fee (%)	Loan Agreement	None
115	Fourth Extension Fee	Recalculated Attribute	None
116	Exit Fee ($)	Recalculated Attribute	None
117	Exit Fee %	Loan Agreement	None
118	Exit Fee Balance	Loan Agreement	None
119	Fully Extended IO Period (Initial)	Loan Agreement	None
120	Fully Extended IO Period (Remaining)	Recalculated Attribute	None
121	Fully Extended Loan Term (Initial)	Recalculated Attribute	None
122	Fully Extended Loan Term (Remaining)	Recalculated Attribute	None
123	Fully Extended Maturity Date	Loan Agreement	None
124	Future Debt Permitted (Y/N)	Loan Agreement	None
125	Permitted Future Debt Type	Loan Agreement	None
126	Grace Period Default (Days)	Loan Agreement	None
127	Grace Period Late (Days)	Loan Agreement	None
128	Initial Prepayment Provision	Loan Agreement	None
129	Remaining Call Protection (Cut-off Date)	Recalculated Attribute	None
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
130	Original Yield Maintenance or Minimum Interest Term	Loan Agreement	None
131	Rate for Prepayment Protection	Loan Agreement	None
132	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement	None
133	Lien Position	Title Policy	None
134	Recourse	Guaranty Agreement, Loan Agreement	None
135	Recourse Provisions	Guaranty Agreement, Loan Agreement	None
136	Recourse Carveout Guarantor	Guaranty Agreement	None
137	Borrower	Loan Agreement	None
138	Sponsor	Loan Agreement, Guaranty Agreement	None
139	Affiliated Sponsor (Y/N)	Recalculated Attribute	None
140	Tenants-in-common (Y/N)	Loan Agreement	None
141	Ownership Interest	Title Policy	None
142	Ground Lease (Y/N)	Title Policy	None
143	Annual Ground Lease Payment ($)	Ground Lease	None
144	Ground Lease Initial Expiration Date	Ground Lease	None
145	Ground Lease Extension (Y/N)	Ground Lease	None
146	# of Ground Lease Extension Options	Ground Lease	None
147	Ground Lease Expiration Date with Extensions	Ground Lease	None
148	Lockbox Type	Loan Agreement, Cash Management Agreement	None
149	Cash Management Type	Loan Agreement, Cash Management Agreement	None
150	Cash Management Trigger Event	Loan Agreement, Cash Management Agreement	None
151	Tax Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
152	Tax Escrow (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
153	Tax Escrow (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
154	Springing Tax Escrow Description	Loan Agreement	None
155	Insurance Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
156	Insurance Escrow (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
157	Insurance Escrow (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
158	Springing Insurance Escrow Description	Loan Agreement	None
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
159	Replacement Reserve (Upfront)($)	Loan Agreement, Settlement Statement	$1.00
160	Replacement Reserve (Cut-off Date)($)	Servicing Report, Settlement Statement	$1.00
161	Replacement Reserve (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
162	Replacement Reserve Cap($)	Loan Agreement	$1.00
163	Springing Replacement Reserve Description	Loan Agreement	None
164	TI/LC Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
165	TI/LC Reserve (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
166	TI/LC Reserve (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
167	TI/LC Reserve Cap($)	Loan Agreement	$1.00
168	Springing TI/LC Reserve Description	Loan Agreement	None
169	Environmental Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
170	Environmental Reserve (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
171	Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
172	Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
173	Debt Service Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
174	Debt Service Reserve (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
175	Debt Service Reserve (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
176	Debt Service Reserve Cap($)	Loan Agreement	$1.00
177	Springing Debt Service Reserve Description	Loan Agreement	None
178	Other Reserves (Upfront)($)	Loan Agreement, Settlement Statement	$1.00
179	Other Reserves (Cut-Off Date)($)	Servicing Report, Settlement Statement	$1.00
180	Other Reserves (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
181	Other Reserves Cap ($)	Loan Agreement	$1.00
182	Other Reserves Description	Loan Agreement	None
183	Other Reserves 2 (Upfront)($)	Loan Agreement, Settlement Statement	$1.00
184	Other Reserves 2 (Cut-Off Date)($)	Servicing Report, Settlement Statement	$1.00
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
185	Other Reserves 2 (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
186	Other Reserves 2 Cap ($)	Loan Agreement	$1.00
187	Other Reserves 2 Description	Loan Agreement	None
188	Third Most Recent As Of Period	Underwriting File	1 Day
189	Third Most Recent Revenues	Underwriting File	$1.00
190	Third Most Recent Expenses	Underwriting File	$1.00
191	Third Most Recent NOI	Underwriting File	$1.00
192	Third Most Recent NCF	Underwriting File	$1.00
193	Second Most Recent As Of Period	Underwriting File	1 Day
194	Second Most Recent Revenues	Underwriting File	$1.00
195	Second Most Recent Expenses	Underwriting File	$1.00
196	Second Most Recent NOI	Underwriting File	$1.00
197	Second Most Recent NCF	Underwriting File	$1.00
198	Most Recent As Of Period	Underwriting File	1 Day
199	Most Recent Revenues	Underwriting File	$1.00
200	Most Recent Expenses	Underwriting File	$1.00
201	Most Recent NOI	Underwriting File	$1.00
202	Most Recent NCF	Underwriting File	$1.00
203	Loan Most Recent NOI DSCR	Recalculated Attribute	None
204	Loan Most Recent NCF DSCR	Recalculated Attribute	None
205	Cut-off Date Loan Most Recent NOI Debt Yield	Recalculated Attribute	None
206	Cut-off Date Loan Most Recent NCF Debt Yield	Recalculated Attribute	None
207	Collateral Interest Most Recent NOI DSCR	Recalculated Attribute	None
208	Collateral Interest Most Recent NCF DSCR	Recalculated Attribute	None
209	Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Recalculated Attribute	None
210	Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Recalculated Attribute	None
211	Underwritten Occupancy (%)	Underwriting File	0.10%
212	Underwritten Revenues ($)	Underwriting File	$1.00
213	Underwritten Expenses ($)	Underwriting File	$1.00
214	Underwritten NOI ($)	Underwriting File	$1.00
215	Underwritten Reserves ($)	Underwriting File	$1.00
216	Underwritten NCF ($)	Underwriting File	$1.00
217	Loan Cut-off Date Balance Underwritten NOI DSCR	Recalculated Attribute	None
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
218	Loan Cut-off Date Balance Underwritten NCF DSCR	Recalculated Attribute	None
219	Loan Cut-off Date Balance Underwritten NOI Debt Yield	Recalculated Attribute	None
220	Loan Cut-off Date Balance Underwritten NCF Debt Yield	Recalculated Attribute	None
221	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Recalculated Attribute	None
222	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Recalculated Attribute	None
223	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Recalculated Attribute	None
224	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Recalculated Attribute	None
225	Underwritten Stabilized Occupancy (%)	Underwriting File	0.10%
226	Underwritten Stabilized Revenues ($)	Underwriting File	$1.00
227	Underwritten Stabilized Expenses ($)	Underwriting File	$1.00
228	Underwritten Stabilized NOI ($)	Underwriting File	$1.00
229	Underwritten Stabilized Reserves ($)	Underwriting File	$1.00
230	Underwritten Stabilized NCF ($)	Underwriting File	$1.00
231	Fully Funded Loan Underwritten Stabilized NOI DSCR	Recalculated Attribute	None
232	Fully Funded Loan Underwritten Stabilized NCF DSCR	Recalculated Attribute	None
233	Fully Funded Loan Underwritten Stabilized NOI Debt Yield	Recalculated Attribute	None
234	Fully Funded Loan Underwritten Stabilized NCF Debt Yield	Recalculated Attribute	None
235	Collateral Interest Underwritten Stabilized NOI DSCR	Recalculated Attribute	None
236	Collateral Interest Underwritten Stabilized NCF DSCR	Recalculated Attribute	None
237	Collateral Interest Underwritten Stabilized NOI Debt Yield	Recalculated Attribute	None
238	Collateral Interest Underwritten Stabilized NCF Debt Yield	Recalculated Attribute	None
239	Appraisal Stabilized Occupancy (%)	Underwriting File	0.10%
240	Appraisal Stabilized Revenues ($)	Underwriting File	$1.00
241	Appraisal Stabilized Expenses ($)	Underwriting File	$1.00
242	Appraisal Stabilized NOI ($)	Underwriting File	$1.00
243	Appraisal Stabilized Reserves ($)	Underwriting File	$1.00
244	Appraisal Stabilized NCF ($)	Underwriting File	$1.00
245	Fully Funded Loan Appraisal Stabilized NOI DSCR	Recalculated Attribute	None
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
246	Fully Funded Loan Appraisal Stabilized NCF DSCR	Recalculated Attribute	None
247	Fully Funded Loan Appraisal Stabilized NOI Debt Yield	Recalculated Attribute	None
248	Fully Funded Loan Appraisal Stabilized NCF Debt Yield	Recalculated Attribute	None
249	Collateral Interest Appraisal Stabilized NOI DSCR	Recalculated Attribute	None
250	Collateral Interest Appraisal Stabilized NCF DSCR	Recalculated Attribute	None
251	Collateral Interest Appraisal Stabilized NOI Debt Yield	Recalculated Attribute	None
252	Collateral Interest Appraisal Stabilized NCF Debt Yield	Recalculated Attribute	None
253	Engineering Report Date	Engineering Report	None
254	Environmental Report Date (Phase I)	Environmental Report	None
255	Environmental Report Date (Phase II)	Environmental Report	None
256	Environmental Insurance (Y/N)	Insurance Binder, Environmental Report	None
257	Seismic Report Date	Seismic Report, Engineering Report	None
258	Seismic PML %	Seismic Report, Engineering Report	None
259	Seismic Insurance Obtained if PML ≥ 20% (Y/N)	Seismic Report, Engineering Report, Insurance Binder	None
260	Subordinate Debt (Y/N)	Subordinate Debt Loan Agreement, Loan Agreement	None
261	Subordinate Debt Type	Subordinate Debt Loan Agreement, Loan Agreement	None
262	Subordinate Debt Margin	Subordinate Debt Loan Agreement, Loan Agreement	None
263	Subordinate Debt Interest Rate	Subordinate Debt Loan Agreement, Loan Agreement	None
264	Subordinate Debt Cut-off Date Balance ($)	Subordinate Debt Loan Agreement, Loan Agreement	None
265	Total Debt Cut-off Date Balance ($)	Recalculated Attribute	None
266	Total Debt Cut-off Date As-Is LTV	Recalculated Attribute	None
267	Total Debt Cut-off Date UW NCF DSCR	Recalculated Attribute	None
268	Total Debt Cut-off Date UW NOI DY	Recalculated Attribute	None
269	As-Is Appraisal Valuation Date	Appraisal Report	None
270	Appraisal Firm	Appraisal Report	None
271	As-Is Appraised Value ($)	Appraisal Report	None
272	Stabilized Appraised Value ($)	Appraisal Report	None
273	Appraisal Anticipated Stabilization Date	Appraisal Report	None
274	USPAP Appraisal (Y/N)	Appraisal Report	None
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
275	FIRREA Appraisal (Y/N)	Appraisal Report	None
276	Loan Cut-off Date As-Is LTV Ratio	Recalculated Attribute	None
277	Loan Commitment Maturity Date Stabilized LTV Ratio	Recalculated Attribute	None
278	Collateral Interest Cut-off Date As-Is LTV Ratio	Recalculated Attribute	None
279	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Recalculated Attribute	None
280	Single-Tenant (Y/N)	Underwriting File	None
281	Property Manager	Management Agreement	None
282	Largest Tenant Name	Underwriting File	None
283	Largest Tenant Square Feet	Underwriting File	None
284	Largest Tenant Square Feet %	Recalculated Attribute	None
285	Largest Tenant Expiration Date	Underwriting File	None
286	2nd Largest Tenant Name	Underwriting File	None
287	2nd Largest Tenant Square Feet	Underwriting File	None
288	2nd Largest Tenant Square Feet %	Recalculated Attribute	None
289	2nd Largest Tenant Expiration Date	Underwriting File	None
290	3rd Largest Tenant Name	Underwriting File	None
291	3rd Largest Tenant Square Feet	Underwriting File	None
292	3rd Largest Tenant Square Feet %	Recalculated Attribute	None
293	3rd Largest Tenant Expiration Date	Underwriting File	None
294	4th Largest Tenant Name	Underwriting File	None
295	4th Largest Tenant Square Feet	Underwriting File	None
296	4th Largest Tenant Square Feet %	Recalculated Attribute	None
297	4th Largest Tenant Expiration Date	Underwriting File	None
298	5th Largest Tenant Name	Underwriting File	None
299	5th Largest Tenant Square Feet	Underwriting File	None
300	5th Largest Tenant Square Feet %	Recalculated Attribute	None
301	5th Largest Tenant Expiration Date	Underwriting File	None

(1)	For the Mortgage Loan Asset identified in Final Data File with a Collateral Interest Number of “4.00”, we were instructed by the representatives of the Company to use a capital expenditures support file listing recent capital expenditures for the purposes of performing Specified Attribute 14.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
25	Loan Commitment Original Balance / Unit ($)	For the Mortgage Loan Assets, the quotient of (i) Loan Commitment Original Balance ($) and (ii) Number of Units.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Loan Commitment Original Balance / Unit ($) for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
28	Loan Commitment Cut-Off Date Balance ($)	Sum of (i) Loan Cut-off Date Balance ($) and (ii) Loan Future Funding Participation Cut-off Date Unfunded Balance ($).
30	Loan Cut-off Date Balance / Unit ($)	For the Mortgage Loan Assets, the quotient of (i) Loan Cut-off Date Balance ($) and (ii) Number of Units.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Loan Cut-off Date Balance / Unit ($) for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
33	Loan Balloon Balance ($)	Set equal to Loan Commitment Cut-off Date Balance ($).
34	Loan Balloon Balance / Unit ($)	For the Mortgage Loan Assets, the quotient of (i) Loan Balloon Balance ($) and (ii) Number of Units.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Loan Balloon Balance / Unit ($) for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
35	Loan Annual Debt Service Payment (IO) ($)	For the Mortgage Loan Assets, the product of (A) Loan Cut-off Date Balance ($), (B) Loan Cut-off Date Interest Rate and (C) Interest Accrual Basis.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Loan Annual Debt Service Payment (IO) ($) for each such Mortgaged Property is set equal to blank.
36	Loan Annual Debt Service Payment (P&I) ($)	Set equal to Loan Annual Debt Service Payment (IO) ($).
37	Loan Annual Debt Service Payment (Cap) ($)	For the Mortgage Loan Assets, the product of (A) Loan Cut-off Date Balance ($), (B) Loan Rate Cap and (C) Interest Accrual Basis.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Loan Annual Debt Service Payment (Cap) ($) for each such Mortgaged Property is set equal to blank.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
39	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Set equal to Loan Future Funding Participation Cut-off Date Unfunded Balance ($).
40	Aggregate Collateral Interest Cut-off Date Balance %	Quotient of (i) Collateral Interest Cut-off Date Balance ($) and (ii) aggregate Collateral Interest Cut-off Date Balance ($) for all the Mortgage Loan Assets.
41	Collateral Interest Balloon Balance ($)	Set equal to Collateral Interest Cut-off Date Balance ($).
42	Collateral Interest Annual Debt Service Payment (IO) ($)	For the Mortgage Loan Assets, the quotient of (i) product of (A) Collateral Interest Cut-off Date Balance ($) and (B) Loan Annual Debt Service Payment (IO) ($) and (ii) Loan Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Annual Debt Service Payment (IO) ($) for each such Mortgaged Property is set equal to blank.
43	Collateral Interest Annual Debt Service Payment (P&I) ($)	Set equal to Collateral Interest Annual Debt Service Payment (IO) ($).
44	Collateral Interest Annual Debt Service Payment (Cap) ($)	For the Mortgage Loan Assets, the quotient of (i) product of (A) Collateral Interest Cut-off Date Balance ($) and (B) Loan Annual Debt Service Payment (Cap) ($) and (ii) Loan Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Annual Debt Service Payment (Cap) ($) for each such Mortgaged Property is set equal to blank.
45	Pari Passu Funded Amount Not in Other Securitizations	For the Mortgage Loan Assets, the difference between (i) Loan Cut-off Date Balance ($) and (ii) sum of (A) Collateral Interest Cut-off Date Balance ($), (B) the amounts listed as previously securitized balances under Pari Passu Balance in Other Securitization and (C) Junior Participation Cut-off Date Balance.
69	Loan Cut-off Date Interest Rate	For the Mortgage Loan Assets, the greater of (i) sum of (A) Loan Margin and (B) Index Rate Assumption applying, if applicable, the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction and (ii) Loan Rate Floor.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Loan Cut-off Date Interest Rate for each such Mortgaged Property is set equal to blank.
70	Loan Rate Floor	For the Mortgage Loan Assets, the sum of (i) Loan Margin and (ii) Loan Index Floor.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Loan Rate Floor for each such Mortgaged Property is set equal to blank.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
71	Loan Rate Cap	For the Mortgage Loan Assets, the sum of (i) Loan Margin and (ii) Loan Index Cap.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Loan Rate Cap for each such Mortgaged Property is set equal to blank.
72	Collateral Interest Cut-off Date Interest Rate	Set equal to Loan Cut-off Date Interest Rate.
73	Collateral Interest Rate Floor	Set equal to Loan Rate Floor.
74	Collateral Interest Rate Cap	Set equal to Loan Rate Cap.
75	Junior Participation Cut-off Date Interest Rate	For the Mortgage Loan Assets, the greater of (i) sum of (A) Junior Participation Cut-off Date Margin and (B) Index Rate Assumption (subject to rounding conventions), if applicable, and (ii) Junior Participation Rate Floor.

For the Mortgage Loan Assets where Junior Participation Cut-off Date Balance is equal to 0, set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Junior Participation Cut-off Date Interest Rate for each such Mortgaged Property is set equal to blank.
76	Junior Participation Rate Floor	For the Mortgage Loan Assets, the sum of (i) Junior Participation Cut-off Date Margin and (ii) junior participation index floor per the Participation Agreement, if applicable.

For the Mortgage Loan Assets where Junior Participation Cut-off Date Balance is equal to 0, set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Junior Participation Rate Floor for each such Mortgaged Property is set equal to blank.
77	Junior Participation Rate Cap	For the Mortgage Loan Assets, the sum of (i) Junior Participation Cut-off Date Margin and (ii) junior participation index cap per the Participation Agreement, if applicable.

For the Mortgage Loan Assets where Junior Participation Cut-off Date Balance is equal to 0, set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Junior Participation Rate Cap for each such Mortgaged Property is set equal to blank.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
80	Initial IO Period (Remaining)	For the Mortgage Loan Assets, the difference between (i) Initial IO Period and (ii) Seasoning (months).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Initial IO Period (Remaining) for each such Mortgaged Property is set equal to blank.
81	Original Loan Term (Initial)	For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Initial Maturity Date or Anticipated Repayment Date.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Original Loan Term (Initial) for each such Mortgaged Property is set equal to blank.
82	Original Loan Term (Remaining)	For the Mortgage Loan Assets, the difference between (i) Original Loan Term (Initial) and (ii) Seasoning (months).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Original Loan Term (Remaining) for each such Mortgaged Property is set equal to blank.
85	Seasoning (months)	For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date. In no event will Seasoning (months) be less than 0.
For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Seasoning (months) for each such Mortgaged Property is set equal to blank.
94	First Extension Floor	For the Mortgage Loan Assets, set equal to Loan Index Floor, if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the First Extension Floor for each such Mortgaged Property is set equal to blank.
97	First Extension Fee	For the Mortgage Loan Assets, the product of (i) Loan Commitment Cut-off Date Balance ($) and (ii) First Extension Fee (%), if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the First Extension Fee for each such Mortgaged Property is set equal to blank.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
100	Second Extension Floor	For the Mortgage Loan Assets, set equal to Loan Index Floor, if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Second Extension Floor for each such Mortgaged Property is set equal to blank.
103	Second Extension Fee	For the Mortgage Loan Assets, the product of (i) Loan Commitment Cut-off Date Balance ($) and (ii) Second Extension Fee (%), if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Second Extension Fee for each such Mortgaged Property is set equal to blank.
106	Third Extension Floor	For the Mortgage Loan Assets, set equal to Loan Index Floor, if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Third Extension Floor for each such Mortgaged Property is set equal to blank.
109	Third Extension Fee	For the Mortgage Loan Assets, the product of (i) Loan Commitment Cut-off Date Balance ($) and (ii) Third Extension Fee (%), if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Third Extension Fee for each such Mortgaged Property is set equal to blank.
112	Fourth Extension Floor	For the Mortgage Loan Assets, set equal to Loan Index Floor, if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fourth Extension Floor for each such Mortgaged Property is set equal to blank.
115	Fourth Extension Fee	For the Mortgage Loan Assets, the product of (i) Loan Commitment Cut-off Date Balance ($) and (ii) Fourth Extension Fee (%), if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fourth Extension Fee for each such Mortgaged Property is set equal to blank.
116	Exit Fee ($)	For the Mortgage Loan Assets, the product of (i) Loan Commitment Cut-off Date Balance ($) and (ii) Exit Fee %.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Exit Fee ($) for each such Mortgaged Property is set equal to blank.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
120	Fully Extended IO Period (Remaining)	For the Mortgage Loan Assets, the difference between (i) Fully Extended IO Period (Initial) and (ii) Seasoning (months).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Extended IO Period (Remaining) for each such Mortgaged Property is set equal to blank.
121	Fully Extended Loan Term (Initial)	For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Fully Extended Maturity Date.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Extended Loan Term (Initial) for each such Mortgaged Property is set equal to blank.
122	Fully Extended Loan Term (Remaining)	For the Mortgage Loan Assets, the difference between (i) Fully Extended Loan Term (Initial) and (ii) Seasoning (months).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Extended Loan Term (Remaining) for each such Mortgaged Property is set equal to blank.
129	Remaining Call Protection (Cut-off Date)	For the Mortgage Loan Assets, the Initial Prepayment Provision adjusted by the Seasoning (months).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Remaining Call Protection (Cut-off Date) for each such Mortgaged Property is set equal to blank.
139	Affiliated Sponsor (Y/N)	For the Mortgage Loan Assets, a recalculation in which borrower relationships were identified based on shared Sponsor names. Affiliated Sponsor (Y/N) groups were then assigned numbers based on the descending order of aggregate Collateral Interest Cut-off Date Balance ($) of the related group (starting with Yes - Group 1).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Affiliated Sponsor (Y/N) for each such Mortgaged Property is set equal to blank.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
203	Loan Most Recent NOI DSCR	For the Mortgage Loan Assets, the quotient of (i) Most Recent NOI and (ii) the lesser of (A) Loan Annual Debt Service Payment (IO) ($) or (B) Loan Annual Debt Service Payment (Cap) ($), if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Loan Most Recent NOI DSCR for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
204	Loan Most Recent NCF DSCR	For the Mortgage Loan Assets, the quotient of (i) Most Recent NCF and (ii) the lesser of (A) Loan Annual Debt Service Payment (IO) ($) or (B) Loan Annual Debt Service Payment (Cap) ($), if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Loan Most Recent NCF DSCR for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
205	Cut-off Date Loan Most Recent NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Most Recent NOI and (ii) Loan Cut-off Date Balance ($), if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Cut-off Date Loan Most Recent NOI Debt Yield for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
206	Cut-off Date Loan Most Recent NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Most Recent NCF and (ii) Loan Cut-off Date Balance ($), if applicable.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Cut-off Date Loan Most Recent NCF Debt Yield for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
207	Collateral Interest Most Recent NOI DSCR	For the Mortgage Loan Assets, the quotient of (1) Most Recent NOI and (2) the product of (i) the lesser of (A) Loan Annual Debt Service Payment (IO) ($) or (B) Loan Annual Debt Service Payment (Cap) ($), if applicable, and (ii) quotient of (a) the difference between (x) Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance, and (b) Loan Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Most Recent NOI DSCR for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
208	Collateral Interest Most Recent NCF DSCR	For the Mortgage Loan Assets, the quotient of (1) Most Recent NCF and (2) the product of (i) the lesser of (A) Loan Annual Debt Service Payment (IO) ($) or (B) Loan Annual Debt Service Payment (Cap) ($), if applicable, and (ii) quotient of (a) the difference between (x) Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance, and (b) Loan Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Most Recent NCF DSCR for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
209	Cut-off Date Collateral Interest Most Recent NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Most Recent NOI and (ii) the difference between (A) Loan Cut-off Date Balance ($) and (B) Junior Participation Cut-off Date Balance.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Cut-off Date Collateral Interest Most Recent NOI Debt Yield for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
210	Cut-off Date Collateral Interest Most Recent NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Most Recent NCF and (ii) the difference between (A) Loan Cut-off Date Balance ($) and (B) Junior Participation Cut-off Date Balance.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Cut-off Date Collateral Interest Most Recent NCF Debt Yield for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
217	Loan Cut-off Date Balance Underwritten NOI DSCR	For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) the lesser of (A) Loan Annual Debt Service Payment (IO) ($) or (B) Loan Annual Debt Service Payment (Cap) ($). For the Mortgage Loan Assets identified in the Final Data File with a Collateral Interest/ Property Name of "Inspiration at South Pointe”, "Station at Crestline Heights”, "Pointe Grand North Athens", "Spire Luxury Apartments”, "Springs at Georgetown", "Carlyle Chatham Hills", "3547 Webster Avenue", "LightHaven District West" and "Lotus Lofts", we were instructed by the representatives of the Company to set the Loan Cut-off Date Balance Underwritten NOI DSCR for each such Loan Asset to 1.00.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Loan Cut-off Date Balance Underwritten NOI DSCR for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
218	Loan Cut-off Date Balance Underwritten NCF DSCR	For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (ii) the lesser of (A) Loan Annual Debt Service Payment (IO) ($) or (B) Loan Annual Debt Service Payment (Cap) ($). For the Mortgage Loan Assets identified in the Final Data File with a Collateral Interest/ Property Name of "Inspiration at South Pointe”, "Station at Crestline Heights”, "Pointe Grand North Athens", "Spire Luxury Apartments”, "Springs at Georgetown", "Carlyle Chatham Hills", "3547 Webster Avenue", "LightHaven District West" and "Lotus Lofts", we were instructed by the representatives of the Company to set the Loan Cut-off Date Balance Underwritten NCF DSCR for each such Loan Asset to 1.00.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Loan Cut-off Date Balance Underwritten NCF DSCR for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
219	Loan Cut-off Date Balance Underwritten NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) Loan Cut-off Date Balance ($).

For the Mortgage Loan Assets with negative Loan Cut-off Date Balance Underwritten NOI Debt Yield, set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Loan Cut-off Date Balance Underwritten NOI Debt Yield for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
220	Loan Cut-off Date Balance Underwritten NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (ii) Loan Cut-off Date Balance ($).

For the Mortgage Loan Assets with negative Loan Cut-off Date Balance Underwritten NCF Debt Yield, set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Loan Cut-off Date Balance Underwritten NCF Debt Yield for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
221	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	For the Mortgage Loan Assets, the quotient of (1) Underwritten NOI ($) and (2) the product of (i) the lesser of (A) Loan Annual Debt Service Payment (IO) ($) or (B) Loan Annual Debt Service Payment (Cap) ($), if applicable, and (ii) quotient of (a) the difference between (x) Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance, and (b) Loan Cut-off Date Balance ($). For the Mortgage Loan Assets identified in the Final Data File with a Collateral Interest/ Property Name of "Inspiration at South Pointe”, "Station at Crestline Heights”, "Pointe Grand North Athens", "Spire Luxury Apartments”, "Springs at Georgetown", "Carlyle Chatham Hills", "3547 Webster Avenue", "LightHaven District West" and "Lotus Lofts", we were instructed by the representatives of the Company to set the Collateral Interest Cut-off Date Balance Underwritten NOI DSCR for each such Loan Asset to 1.00.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Cut-off Date Balance Underwritten NOI DSCR for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
222	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	For the Mortgage Loan Assets, the quotient of (1) Underwritten NCF ($) and (2) the product of (i) the lesser of (A) Loan Annual Debt Service Payment (IO) ($) or (B) Loan Annual Debt Service Payment (Cap) ($), if applicable, and (ii) quotient of (a) the difference between (x) Loan Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance, and (b) Loan Cut-off Date Balance ($). For the Mortgage Loan Assets identified in the Final Data File with a Collateral Interest/ Property Name of "Inspiration at South Pointe”, "Station at Crestline Heights”, "Pointe Grand North Athens", "Spire Luxury Apartments”, "Springs at Georgetown", "Carlyle Chatham Hills", "3547 Webster Avenue", "LightHaven District West" and "Lotus Lofts", we were instructed by the representatives of the Company to set the Collateral Interest Cut-off Date Balance Underwritten NCF DSCR for each such Loan Asset to 1.00.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Cut-off Date Balance Underwritten NCF DSCR for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
223	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) the difference between (A) Loan Cut-off Date Balance ($) and (B) Junior Participation Cut-off Date Balance, if applicable.

For the Mortgage Loan Assets with negative Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield, set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
224	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (ii) the difference between (A) Loan Cut-off Date Balance ($) and (B) Junior Participation Cut-off Date Balance, if applicable.

For the Mortgage Loan Assets with negative Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield, set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
231	Fully Funded Loan Underwritten Stabilized NOI DSCR	For the Mortgage Loan Assets, the quotient of (1) Underwritten Stabilized NOI ($) and (2) the product of (i) the lesser of (A) Loan Annual Debt Service Payment (IO) ($) or (B) Loan Annual Debt Service Payment (Cap) ($) and (ii) quotient of (a) Loan Commitment Cut-off Date Balance ($) and (b) Loan Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Inspiration at South Pointe”, we were instructed to exclude the earnout advance amount of $1,106,000 for the purpose of calculating Loan Commitment Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Park at Spring Creek”, we were instructed to use a Loan Index Cap of 3.500o% for the purpose of calculating Loan Annual Debt Service Payment (Cap) ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Loan Underwritten Stabilized NOI DSCR for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
232	Fully Funded Loan Underwritten Stabilized NCF DSCR	For the Mortgage Loan Assets, the quotient of (1) Underwritten Stabilized NCF ($) and (2) the product of (i) the lesser of (A) Loan Annual Debt Service Payment (IO) ($) or (B) Loan Annual Debt Service Payment (Cap) ($) and (ii) quotient of (a) Loan Commitment Cut-off Date Balance ($) and (b) Loan Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Inspiration at South Pointe”, we were instructed to exclude the earnout advance amount of $1,106,000 for the purpose of calculating Loan Commitment Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Park at Spring Creek”, we were instructed to use a Loan Index Cap of 3.500o% for the purpose of calculating Loan Annual Debt Service Payment (Cap) ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Loan Underwritten Stabilized NCF DSCR for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
233	Fully Funded Loan Underwritten Stabilized NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten Stabilized NOI ($) and (ii) Loan Commitment Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Inspiration at South Pointe”, we were instructed to exclude the earnout advance amount of $1,106,000 for the purpose of calculating Loan Commitment Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Loan Underwritten Stabilized NOI Debt Yield for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
234	Fully Funded Loan Underwritten Stabilized NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten Stabilized NCF ($) and (ii) Loan Commitment Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Inspiration at South Pointe”, we were instructed to exclude the earnout advance amount of $1,106,000 for the purpose of calculating Loan Commitment Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Loan Underwritten Stabilized NCF Debt Yield for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
235	Collateral Interest Underwritten Stabilized NOI DSCR	For the Mortgage Loan Assets, the quotient of (1) Underwritten Stabilized NOI ($) and (2) the product of (i) the lesser of (A) Loan Annual Debt Service Payment (IO) ($) or (B) Loan Annual Debt Service Payment (Cap) ($), if applicable, and (ii) quotient of (a) the difference between (x) Loan Commitment Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance, and (b) Loan Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Inspiration at South Pointe”, we were instructed to exclude the earnout advance amount of $1,106,000 for the purpose of calculating Loan Commitment Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Park at Spring Creek”, we were instructed to use a Loan Index Cap of 3.500o% for the purpose of calculating Loan Annual Debt Service Payment (Cap) ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Underwritten Stabilized NOI DSCR for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
236	Collateral Interest Underwritten Stabilized NCF DSCR	For the Mortgage Loan Assets, the quotient of (1) Underwritten Stabilized NCF ($) and (2) the product of (i) the lesser of (A) Loan Annual Debt Service Payment (IO) ($) or (B) Loan Annual Debt Service Payment (Cap) ($), if applicable, and (ii) quotient of (a) the difference between (x) Loan Commitment Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance, and (b) Loan Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Inspiration at South Pointe”, we were instructed to exclude the earnout advance amount of $1,106,000 for the purpose of calculating Loan Commitment Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Park at Spring Creek”, we were instructed to use a Loan Index Cap of 3.500o% for the purpose of calculating Loan Annual Debt Service Payment (Cap) ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Underwritten Stabilized NCF DSCR for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
237	Collateral Interest Underwritten Stabilized NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten Stabilized NOI ($) and (ii) the difference between (A) Loan Commitment Cut-off Date Balance ($) and (B) Junior Participation Cut-off Date Balance, if applicable.

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Inspiration at South Pointe”, we were instructed to exclude the earnout advance amount of $1,106,000 for the purpose of calculating Loan Commitment Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Underwritten Stabilized NOI Debt Yield for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
238	Collateral Interest Underwritten Stabilized NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten Stabilized NOI ($) and (ii) the difference between (A) Loan Commitment Cut-off Date Balance ($) and (B) Junior Participation Cut-off Date Balance, if applicable.

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Inspiration at South Pointe”, we were instructed to exclude the earnout advance amount of $1,106,000 for the purpose of calculating Loan Commitment Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Underwritten Stabilized NCF Debt Yield for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
245	Fully Funded Loan Appraisal Stabilized NOI DSCR	For the Mortgage Loan Assets, the quotient of (1) Appraisal Stabilized NOI ($) and (2) the product of (i) the lesser of (A) Loan Annual Debt Service Payment (IO) ($) or (B) Loan Annual Debt Service Payment (Cap) ($) and (ii) quotient of (a) Loan Commitment Cut-off Date Balance ($) and (b) Loan Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Inspiration at South Pointe”, we were instructed to exclude the earnout advance amount of $1,106,000 for the purpose of calculating Loan Commitment Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Park at Spring Creek”, we were instructed to use a Loan Index Cap of 3.500o% for the purpose of calculating Loan Annual Debt Service Payment (Cap) ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Loan Appraisal Stabilized NOI DSCR for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
246	Fully Funded Loan Appraisal Stabilized NCF DSCR	For the Mortgage Loan Assets, the quotient of (1) Appraisal Stabilized NCF ($) and (2) the product of (i) the lesser of (A) Loan Annual Debt Service Payment (IO) ($) or (B) Loan Annual Debt Service Payment (Cap) ($) and (ii) quotient of (a) Loan Commitment Cut-off Date Balance ($) and (b) Loan Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Inspiration at South Pointe”, we were instructed to exclude the earnout advance amount of $1,106,000 for the purpose of calculating Loan Commitment Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Park at Spring Creek”, we were instructed to use a Loan Index Cap of 3.500o% for the purpose of calculating Loan Annual Debt Service Payment (Cap) ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Loan Appraisal Stabilized NCF DSCR for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
247	Fully Funded Loan Appraisal Stabilized NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Appraisal Stabilized NOI ($) and (ii) Loan Commitment Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Inspiration at South Pointe”, we were instructed to exclude the earnout advance amount of $1,106,000 for the purpose of calculating Loan Commitment Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Loan Appraisal Stabilized NOI Debt Yield for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
248	Fully Funded Loan Appraisal Stabilized NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Appraisal Stabilized NCF ($) and (ii) Loan Commitment Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Inspiration at South Pointe”, we were instructed to exclude the earnout advance amount of $1,106,000 for the purpose of calculating Loan Commitment Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Fully Funded Loan Appraisal Stabilized NCF Debt Yield for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
249	Collateral Interest Appraisal Stabilized NOI DSCR	For the Mortgage Loan Assets, the quotient of (1) Appraisal Stabilized NOI ($) and (2) the product of (i) the lesser of (A) Loan Annual Debt Service Payment (IO) ($) or (B) Loan Annual Debt Service Payment (Cap) ($), if applicable, and (ii) quotient of (a) the difference between (x) Loan Commitment Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance, and (b) Loan Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Inspiration at South Pointe”, we were instructed to exclude the earnout advance amount of $1,106,000 for the purpose of calculating Loan Commitment Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Park at Spring Creek”, we were instructed to use a Loan Index Cap of 3.500o% for the purpose of calculating Loan Annual Debt Service Payment (Cap) ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Appraisal Stabilized NOI DSCR for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
250	Collateral Interest Appraisal Stabilized NCF DSCR	For the Mortgage Loan Assets, the quotient of (1) Appraisal Stabilized NCF ($) and (2) the product of (i) the lesser of (A) Loan Annual Debt Service Payment (IO) ($) or (B) Loan Annual Debt Service Payment (Cap) ($), if applicable, and (ii) quotient of (a) the difference between (x) Loan Commitment Cut-off Date Balance ($) and (y) Junior Participation Cut-off Date Balance, and (b) Loan Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Inspiration at South Pointe”, we were instructed to exclude the earnout advance amount of $1,106,000 for the purpose of calculating Loan Commitment Cut-off Date Balance ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Park at Spring Creek”, we were instructed to use a Loan Index Cap of 3.500o% for the purpose of calculating Loan Annual Debt Service Payment (Cap) ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Appraisal Stabilized NCF DSCR for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
251	Collateral Interest Appraisal Stabilized NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Appraisal Stabilized NOI ($) and (ii) the difference between (A) Loan Commitment Cut-off Date Balance ($) and (B) Junior Participation Cut-off Date Balance, if applicable.

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Inspiration at South Pointe”, we were instructed to exclude the earnout advance amount of $1,106,000 for the purpose of calculating Loan Commitment Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Appraisal Stabilized NOI Debt Yield for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
252	Collateral Interest Appraisal Stabilized NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Appraisal Stabilized NCF ($) and (ii) the difference between (A) Loan Commitment Cut-off Date Balance ($) and (B) Junior Participation Cut-off Date Balance, if applicable.

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Inspiration at South Pointe”, we were instructed to exclude the earnout advance amount of $1,106,000 for the purpose of calculating Loan Commitment Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Appraisal Stabilized NCF Debt Yield for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
265	Total Debt Cut-off Date Balance ($)	For the Mortgage Loan Assets, the sum of (i) Loan Cut-off Date Balance ($) and (ii) Subordinate Debt Cut-off Date Balance ($). For the Mortgage Loan Assets with a Subordinate Debt Cut-off Date Balance ($) amount of "N/A", is set equal to Loan Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Total Debt Cut-off Date Balance ($) for each such Mortgaged Property is set equal to blank.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
266	Total Debt Cut-off Date As-Is LTV	For the Mortgage Loan Assets, the quotient of (i) Total Debt Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Total Debt Cut-off Date As-Is LTV for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
267	Total Debt Cut-off Date UW NCF DSCR	For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (ii) the lesser of (A) Loan Annual Debt Service Payment (IO) ($) or (B) Loan Annual Debt Service Payment (Cap) ($). For the Mortgage Loan Assets identified in the Final Data File with a Subordinate Debt (Y/N) value of "Yes", we were instructed by the representatives of the Company to add to clause (ii) of this procedure the product of (a) Subordinate Debt Cut-off Date Balance ($), (b) Subordinate Debt Interest Rate, subject to subordinate debt floor and cap and (c) 365/360. For the Mortgage Loan Assets identified in the Final Data File with a Collateral Interest/ Property Name of "Inspiration at South Pointe”, "Station at Crestline Heights”, "Pointe Grand North Athens", "Spire Luxury Apartments”, "Springs at Georgetown", "Carlyle Chatham Hills", "3547 Webster Avenue", "LightHaven District West" and "Lotus Lofts", we were instructed by the representatives of the Company to set the Total Debt Cut-off Date UW NCF DSCR for each such Loan Asset to 1.00.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Total Debt Cut-off Date UW NCF DSCR for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
268	Total Debt Cut-off Date UW NOI DY	For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) Total Debt Cut-off Date Balance ($).

For the Mortgage Loan Assets with negative Total Debt Cut-off Date UW NOI DY, set equal to “N/A”.

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Total Debt Cut-off Date UW NOI DY for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
276	Loan Cut-off Date As-Is LTV Ratio	For the Mortgage Loan Assets, the quotient of (i) Loan Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Loan Cut-off Date As-Is LTV Ratio for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
277	Loan Commitment Maturity Date Stabilized LTV Ratio	For the Mortgage Loan Assets, the quotient of (i) Loan Commitment Cut-off Date Balance ($) and (ii) Stabilized Appraised Value ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Inspiration at South Pointe”, we were instructed to exclude the earnout advance amount of $1,106,000 for the purpose of calculating Loan Commitment Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Loan Commitment Maturity Date Stabilized LTV Ratio for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
278	Collateral Interest Cut-off Date As-Is LTV Ratio	For the Mortgage Loan Assets, the quotient of (i) the difference between (1) Loan Cut-off Date Balance ($) and (2) Junior Participation Cut-off Date Balance, and (ii) As-Is Appraised Value ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Cut-off Date As-Is LTV Ratio for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
279	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	For the Mortgage Loan Assets, the quotient of (i) the difference between (1) Loan Commitment Cut-off Date Balance ($) and (2) Junior Participation Cut-off Date Balance, and (ii) Stabilized Appraised Value ($).

For the Mortgage Loan Asset identified in the Final Data File with a Collateral Interest/ Property Name of “Inspiration at South Pointe”, we were instructed to exclude the earnout advance amount of $1,106,000 for the purpose of calculating Loan Commitment Cut-off Date Balance ($).

For the Mortgaged Properties indicated in the Final Data File as securing a part of a portfolio, the Collateral Interest Commitment Maturity Date Stabilized LTV Ratio for each such Mortgaged Property is set equal to the corresponding amount recomputed for such portfolio’s Mortgage Loan Asset.
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
284	Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Properties and Loan Assets for which the Property Type for such Property and Loan Asset, respectively, was equal to " Multifamily" or “Hospitality” (as set forth in the Final Data File). For the Mortgage Loan Assets with a Largest Tenant Square Feet amount of "Various", is set equal to "Various".
288	2nd Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) 2nd Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Properties and Loan Assets for which the Property Type for such Property and Loan Asset, respectively, was equal to " Multifamily" or “Hospitality” (as set forth in the Final Data File). For the Mortgage Loan Assets with a 2nd Largest Tenant Square Feet amount of "Various", is set equal to "Various".
292	3rd Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) 3rd Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Properties and Loan Assets for which the Property Type for such Property and Loan Asset, respectively, was equal to " Multifamily" or “Hospitality” (as set forth in the Final Data File). For the Mortgage Loan Assets with a 3rd Largest Tenant Square Feet amount of "Various", is set equal to "Various".
296	4th Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) 4th Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Properties and Loan Assets for which the Property Type for such Property and Loan Asset, respectively, was equal to " Multifamily" or “Hospitality” (as set forth in the Final Data File). For the Mortgage Loan Assets with a 4th Largest Tenant Square Feet amount of "Various", is set equal to "Various".
300	5th Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) 5th Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Properties and Loan Assets for which the Property Type for such Property and Loan Asset, respectively, was equal to " Multifamily" or “Hospitality” (as set forth in the Final Data File). For the Mortgage Loan Assets with a 5th Largest Tenant Square Feet amount of "Various", is set equal to "Various".
PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700
www.pwc.com

D2 Multifamily Credit 2026-FL1 Issuer, Ltd. and D2 Multifamily Credit 2026-FL1 Co-Issuer, LLC
EXHIBIT C
Additional Company Provided Attributes

Collateral Interest Number	Specified Attribute
18	Loan Index Cap Provider; Loan Index Cap Notional Amount; Loan Index Cap Termination Date; Loan Index Cap
19	Loan Index Cap Provider; Loan Index Cap Notional Amount; Loan Index Cap Termination Date; Loan Index Cap; Ownership Interest; Lien Position; Ground Lease (Y/N); Annual Ground Lease Payment ($); Ground Lease Initial Expiration Date; Ground Lease Extension (Y/N); # of Ground Lease Extension Options; Ground Lease Expiration Date with Extensions

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